UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

Columbia ETF Trust II
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Beyond BRICs ETF

December 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.7%
Bangladesh - 4.9%
Beximco Pharmaceuticals Ltd.	458,987	572,803
BRAC Bank Ltd.	628,869	819,590
City Bank Ltd. (The)	1,008,568	645,095
Square Pharmaceuticals, Ltd.	357,655	1,297,749
Total Bangladesh		3,335,237
Chile - 2.3%
Banco Santander Chile	4,653,681	364,664
Cencosud SA	100,303	296,336
Enel Americas SA	2,070,629	461,378
S.A.C.I. Falabella	42,128	420,218
Total Chile		1,542,596
Colombia - 0.4%
Ecopetrol SA	356,018	263,629
Czech Republic - 0.4%
CEZ AS	11,857	276,905
Hungary - 1.1%
OTP Bank PLC	18,595	771,637
Indonesia - 9.0%
PT Astra International Tbk	1,519,593	929,620
PT Bank Central Asia Tbk	724,691	1,169,761
PT Bank Mandiri Persero Tbk	1,390,391	819,836
PT Bank Negara Indonesia Persero Tbk	555,616	405,425
PT Bank Rakyat Indonesia Persero Tbk	3,973,569	1,066,062
PT Hanjaya Mandala Sampoerna Tbk	656,362	228,826
PT Telekomunikasi Indonesia Persero Tbk	3,553,292	1,162,824
PT Unilever Indonesia Tbk	86,110	354,785
Total Indonesia		6,137,139
Kenya - 1.8%
Safaricom, Ltd.	4,874,735	1,262,946
Malaysia - 9.0%
Axiata Group Bhd	330,813	448,768
CIMB Group Holdings Bhd	478,806	773,756
DiGi.Com Bhd	275,125	346,711
IHH Healthcare Bhd	209,506	303,362
Malayan Banking Bhd	440,813	1,067,449
Maxis Bhd	205,645	305,393
Petronas Chemicals Group Bhd	212,499	404,310
Public Bank Bhd	231,424	1,188,285
Sime Darby Bhd	264,871	144,642
Tenaga Nasional Bhd	305,796	1,153,063
Total Malaysia		6,135,739
Mexico - 12.4%
America Movil SAB de CV Series L	2,216,548	1,920,242
Arca Continental SAB de CV	26,548	184,441
Cemex SAB de CV Series CPO(a)	1,140,801	857,109
Fomento Economico Mexicano SAB de CV Series UBD	157,821	1,491,860
Grupo Bimbo SAB de CV Series A	179,804	399,850
Grupo Financiero Banorte SAB de CV Class O	171,000	942,421
Grupo Mexico SAB de CV Series B	250,791	832,018
Grupo Televisa SAB Series CPO	187,196	703,988
Industrias Penoles SAB de CV	9,326	195,262
Wal-Mart de Mexico SAB de CV	387,730	954,982
Total Mexico		8,482,173
Morocco - 3.8%
Attijariwafa Bank	24,737	1,280,970
Maroc Telecom	89,182	1,278,581
Total Morocco		2,559,551

Issuer	Shares	Value ($)

Common Stocks (continued)
Nigeria - 3.8%
Guaranty Trust Bank PLC	10,906,177	1,234,518
Zenith Bank PLC	18,714,944	1,332,920
Total Nigeria		2,567,438
Philippines - 3.2%
Ayala Land, Inc.	520,277	464,831
BDO Unibank, Inc.	146,937	482,726
SM Investments Corp.	36,251	718,920
SM Prime Holdings, Inc.	677,260	508,759
Total Philippines		2,175,236
Poland - 4.0%
Bank Pekao SA	11,769	438,611
Polski Koncern Naftowy Orlen SA	23,324	711,507
Polskie Gornictwo Naftowe i Gazownictwo SA	130,424	236,090
Powszechna Kasa Oszczednosci Bank Polski SA(a)	64,046	816,703
Powszechny Zaklad Ubezpieczen SA	42,107	510,887
Total Poland		2,713,798
Qatar - 1.3%
Industries Qatar QSC	11,380	303,054
Qatar National Bank QPSC	17,373	599,510
Total Qatar		902,564
Romania - 1.9%
Banca Transilvania SA	2,348,937	1,286,840
South Africa - 15.6%
Aspen Pharmacare Holdings, Ltd.	21,802	488,696
Barclays Africa Group, Ltd.	41,167	605,168
FirstRand, Ltd.	202,741	1,101,319
MTN Group, Ltd.	114,138	1,259,390
Naspers, Ltd. N Shares	8,324	2,320,365
Remgro, Ltd.	32,540	620,310
Sanlam, Ltd.	106,733	750,062
Sasol, Ltd.	35,018	1,211,148
Shoprite Holdings, Ltd.	27,802	496,731
Standard Bank Group, Ltd.	80,361	1,270,067
Steinhoff International Holdings NV	164,717	61,869
Vodacom Group, Ltd.	37,751	444,230
Total South Africa		10,629,355
Sri Lanka - 1.8%
John Keells Holdings PLC	1,288,212	1,246,251
Thailand - 10.0%
Advanced Info Service PCL NVDR	83,571	489,784
Airports of Thailand PCL NVDR	321,528	670,878
Bangkok Bank PCL NVDR	36,613	226,935
Bangkok Dusit Medical Services PCL NVDR	659,307	422,814
CP ALL PCL NVDR	392,345	926,989
Kasikornbank PCL NVDR	88,303	628,607
PTT Exploration & Production PCL NVDR	103,789	318,469
PTT PCL NVDR	107,033	1,445,060
Siam Cement PCL (The) NVDR	57,988	861,190
Siam Commercial Bank PCL NVDR	181,100	833,538
Total Thailand		6,824,264
Turkey - 2.0%
Akbank TAS	153,485	398,731
KOC Holding AS	63,998	311,922
Turkiye Garanti Bankasi AS	156,830	443,406
Turkiye Is Bankasi Class C	105,565	194,057
Total Turkey		1,348,116

Issuer	Shares	Value ($)

Common Stocks (continued)
United Arab Emirates - 5.0%
Emaar Properties PJSC	263,954	498,759
Emirates Telecommunications Group Co. PJSC	130,865	623,540
First Abu Dhabi Bank PJSC	816,533	2,278,769
Total United Arab Emirates		3,401,068
Vietnam - 6.0%
Hoa Phat Group JSC(a)	711,959	1,468,813
No Va Land Investment Group Corp.(a)	312,400	895,559
Thanh Thanh Cong Tay Ninh JSC(a)	375,760	344,172
Vietnam Dairy Products JSC	150,750	1,384,757
Vingroup JSC(a)	2	7
Total Vietnam		4,093,308
Total Investments
(Cost: $64,254,080)		67,955,790(b)
Other Assets & Liabilities, Net		239,274
Net Assets		68,195,064

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3
	Quoted prices in active markets for identical assets ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Valuation Inputs
Common Stocks
Bangladesh	3,335,237	—	—	3,335,237
Chile	1,542,596	—	—	1,542,596
Colombia	263,629	—	—	263,629
Czech Republic	276,905	—	—	276,905
Hungary	771,637	—	—	771,637
Indonesia	6,137,139	—	—	6,137,139
Kenya	1,262,946	—	—	1,262,946
Malaysia	6,135,739	—	—	6,135,739
Mexico	8,482,173	—	—	8,482,173
Morocco	2,559,551	—	—	2,559,551
Nigeria	2,567,438	—	—	2,567,438
Philippines	2,175,236	—	—	2,175,236
Poland	2,713,798	—	—	2,713,798
Qatar	902,564	—	—	902,564
Romania	1,286,840	—	—	1,286,840
South Africa	10,629,355	—	—	10,629,355
Sri Lanka	1,246,251	—	—	1,246,251
Thailand	6,824,264	—	—	6,824,264
Turkey	1,348,116	—	—	1,348,116
United Arab Emirates	3,401,068	—	—	3,401,068
Vietnam	4,093,308	—	—	4,093,308
Total Common Stocks	67,955,790	—	—	67,955,790
Total Investments	67,955,790	—	—	67,955,790

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Core ex-China ETF

December 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 94.0%
Brazil - 6.6%
Ambev SA	17,619	113,030
B3 SA - Brasil Bolsa Balcao	8,738	60,008
Banco do Brasil SA	3,947	37,863
BRF SA(a)	4,096	45,194
Cielo SA	4,639	32,893
Kroton Educacional SA	9,653	53,545
Ultrapar Participacoes SA	1,819	41,128
Vale SA	19,970	242,378
Total Brazil		626,039
Chile - 1.2%
Cia Cervecerias Unidas SA	2,916	43,753
Empresas COPEC SA	4,163	65,768
Total Chile		109,521
India - 11.8%
HDFC Bank, Ltd. ADR	4,118	418,677
ICICI Bank, Ltd. ADR	30,293	294,751
Infosys, Ltd. ADR	13,326	216,148
Tata Motors, Ltd. ADR(a)	5,958	197,031
Total India		1,126,607
Indonesia - 3.6%
PT Astra International Tbk	94,956	58,090
PT Bank Central Asia Tbk	84,396	136,228
PT Bank Mandiri Persero Tbk	144,682	85,311
PT Telekomunikasi Indonesia Persero Tbk	208,129	68,110
Total Indonesia		347,739
Malaysia - 4.0%
Dialog Group BHD	210,100	130,307
IHH Healthcare Bhd	66,700	96,581
Petronas Dagangan Bhd	11,500	68,937
Tenaga Nasional Bhd	23,400	88,234
Total Malaysia		384,059
Mexico - 4.6%
Cemex SAB de CV Series CPO(a)	81,765	61,432
Coca-Cola Femsa SAB de CV Series L	11,499	80,488
Grupo Bimbo SAB de CV Series A	24,276	53,985
Grupo Mexico SAB de CV Series B	28,804	95,559
Grupo Televisa SAB Series CPO	14,926	56,132
Wal-Mart de Mexico SAB de CV	34,910	85,984
Total Mexico		433,580
Philippines - 1.3%
JG Summit Holdings, Inc.	27,370	39,531
Semirara Mining & Power Corp.	55,100	40,619
SM Investments Corp.	2,370	47,001
Total Philippines		127,151
Poland - 2.7%
Powszechna Kasa Oszczednosci Bank Polski SA(a)	11,495	146,582
Powszechny Zaklad Ubezpieczen SA	9,088	110,265
Total Poland		256,847
Russia - 4.3%
Gazprom PJSC ADR	16,873	74,410
LUKOIL PJSC ADR	2,897	165,766
Sberbank of Russia PJSC ADR	10,236	173,296
Total Russia		413,472

Issuer	Shares	Value ($)

Common Stocks (continued)
South Africa - 10.0%
AngloGold Ashanti, Ltd.	4,027	41,838
Aspen Pharmacare Holdings, Ltd.	2,132	47,789
Bid Corp., Ltd.	5,325	129,465
Bidvest Group, Ltd. (The)	5,472	96,396
FirstRand, Ltd.	8,220	44,652
MTN Group, Ltd.	6,479	71,489
Naspers, Ltd. N Shares	885	246,699
Remgro, Ltd.	2,066	39,384
Sanlam, Ltd.	10,355	72,769
Sasol, Ltd.	2,639	91,274
Standard Bank Group, Ltd.	4,458	70,457
Steinhoff International Holdings NV	14,265	5,358
Total South Africa		957,570
South Korea - 20.6%
Celltrion, Inc.(a)	742	153,150
Hana Financial Group, Inc.	1,280	59,543
Hyundai Motor Co.	951	138,579
KB Financial Group, Inc.	3,241	191,938
Kia Motors Corp.(a)	2,178	68,155
Korea Electric Power Corp.	1,771	63,111
KT&G Corp.	686	74,012
LG Chem, Ltd.	167	63,178
POSCO	414	128,583
Samsung C&T Corp.(a)	376	44,254
Samsung Electronics Co., Ltd.	273	649,763
Shinhan Financial Group Co., Ltd.	3,100	143,048
SK Hynix, Inc.	2,610	186,507
Total South Korea		1,963,821
Taiwan - 16.3%
Advanced Semiconductor Engineering, Inc.	30,249	38,779
Asia Pacific Telecom Co., Ltd.(a)	162,000	54,329
China Steel Corp.	87,904	73,109
Chipbond Technology Corp.	25,000	47,381
Chunghwa Telecom Co., Ltd.	24,465	87,144
CTBC Financial Holding Co., Ltd.	70,546	48,598
Far Eastern New Century Corp.	71,765	64,630
Far EasTone Telecommunications Co., Ltd.	19,248	47,540
Formosa Chemicals & Fibre Corp.	11,882	41,126
Formosa Petrochemical Corp.	12,000	46,575
Formosa Plastics Corp.	27,233	90,324
Hon Hai Precision Industry Co., Ltd.	45,985	147,110
MediaTek, Inc.	6,409	63,318
Nan Ya Plastics Corp.	38,576	100,982
President Chain Store Corp.	10,375	99,014
Standard Foods Corp.	23,536	58,527
Taiwan Semiconductor Manufacturing Co., Ltd.	57,459	443,129
Total Taiwan		1,551,615
Thailand - 5.1%
Airports of Thailand PCL NVDR	48,200	100,571
BTS Group Holdings PCL NVDR	213,155	54,286
CP ALL PCL NVDR	19,700	46,545
Home Product Center PCL NVDR	110,500	43,400
PTT PCL	6,000	81,006
Siam Cement PCL (The)	3,300	49,009
Siam Commercial Bank PCL (The)	15,800	72,722
Thai Union Group PCL NVDR	55,796	34,070
Total Thailand		481,609

Issuer	Shares	Value ($)

Common Stocks (continued)
Turkey - 1.9%
Haci Omer Sabanci Holding AS	15,682	45,992
Turkiye Garanti Bankasi AS	26,183	74,027
Turkiye Is Bankasi Class C	31,575	58,044
Total Turkey		178,063
Total Common Stocks (Cost: $7,158,916)		8,957,693

Preferred Stocks - 7.5%
Brazil - 7.5%
Banco Bradesco SA Preference Shares	6,981	71,239
Cia Brasileira de Distribuicao Preference Shares	1,469	34,955
Itau Unibanco Holding SA Preference Shares	17,905	229,838
Itausa - Investimentos Itau SA Preference Shares	34,434	112,320
Petroleo Brasileiro SA Preference Shares(a)	43,226	209,803
Telefonica Brasil SA Preference Shares	3,914	57,369
Total Brazil		715,524
Total Preferred Stocks (Cost: $498,186)		715,524
Total Investments
(Cost: $7,657,102)		9,673,217(b)
Other Assets & Liabilities, Net		(137,943)
Net Assets		9,535,274

Notes to Portfolio of Investments

(a)                                     Non-income producing security.

(b)                                     Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                            American Depositary Receipts

NVDR                     Non-Voting Depositary Receipts

PJSC                        Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3
	Quoted prices in active markets for identical assets ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Valuation Inputs
Common Stocks
Brazil	626,039	—	—	626,039
Chile	109,521	—	—	109,521
India	1,126,607	—	—	1,126,607
Indonesia	347,739	—	—	347,739
Malaysia	384,059	—	—	384,059
Mexico	433,580	—	—	433,580
Philippines	127,151	—	—	127,151
Poland	256,847	—	—	256,847
Russia	413,472	—	—	413,472
South Africa	957,570	—	—	957,570
South Korea	1,963,821	—	—	1,963,821
Taiwan	1,551,615	—	—	1,551,615
Thailand	481,609	—	—	481,609
Turkey	178,063	—	—	178,063
Total Common Stocks	8,957,693	—	—	8,957,693
Preferred Stocks
Brazil	715,524	—	—	715,524
Total Preferred Stocks	715,524	—	—	715,524
Total Investments	9,673,217	—	—	9,673,217

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia EM Quality Dividend ETF

December 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 97.3%
Brazil - 6.0%
Ambev SA	37,223	238,795
CCR SA	49,392	240,475
Ultrapar Participacoes SA	10,567	238,921
Total Brazil		718,191
China - 12.1%
AAC Technologies Holdings, Inc.	12,834	228,859
China Merchants Bank Co., Ltd. Class H	59,670	237,389
China Overseas Land & Investment, Ltd.	75,726	243,628
China Resources Land, Ltd.	84,082	247,385
Country Garden Holdings Co., Ltd.	139,815	266,491
Ping An Insurance Group Co. of China, Ltd. Class H	22,167	230,679
Total China		1,454,431
Hong Kong - 4.0%
Hong Kong & China Gas Co., Ltd.	121,112	237,350
Link REIT	25,903	240,067
Total Hong Kong		477,417
India - 11.6%
Bharat Petroleum Corp., Ltd.	27,973	226,887
Bharti Infratel, Ltd.	41,395	245,636
Indian Oil Corp., Ltd.	36,424	221,731
Infosys, Ltd.	14,646	239,111
NTPC, Ltd.	83,112	230,478
Power Grid Corp. of India, Ltd.	73,700	231,339
Total India		1,395,182
Indonesia - 8.1%
PT Astra International Tbk	391,270	239,362
PT Bank Rakyat Indonesia Persero Tbk	926,691	248,620
PT Telekomunikasi Indonesia Persero Tbk	745,714	244,037
PT Unilever Indonesia Tbk	59,184	243,846
Total Indonesia		975,865
Malaysia - 8.0%
Maxis Bhd	160,758	238,734
Petronas Chemicals Group Bhd	125,390	238,573
Public Bank Bhd	46,079	236,600
Tenaga Nasional Bhd	63,731	240,310
Total Malaysia		954,217
Poland - 1.9%
Polski Koncern Naftowy Orlen SA	7,474	227,997
Qatar - 1.9%
Qatar National Bank QPSC	6,537	225,580
South Africa - 10.2%
FirstRand, Ltd.	45,678	248,130
Mondi, Ltd.	9,298	239,788
Sanlam, Ltd.	34,685	243,748
Standard Bank Group, Ltd.	15,513	245,175
Vodacom Group, Ltd.	20,512	241,372
Total South Africa		1,218,213
South Korea - 5.7%
Kia Motors Corp.(a)	7,679	240,294
KT&G Corp.	2,096	226,134
S-Oil Corp.	2,037	222,623
Total South Korea		689,051

Issuer	Shares	Value ($)

Common Stocks (continued)
Taiwan - 14.1%
Advanced Semiconductor Engineering, Inc.	183,819	235,654
Formosa Chemicals & Fibre Corp.	71,684	248,112
Formosa Plastics Corp.	73,799	244,769
Hon Hai Precision Industry Co., Ltd.	75,878	242,740
Nan Ya Plastics Corp.	92,273	241,547
Taiwan Semiconductor Manufacturing Co., Ltd.	31,127	240,054
Uni-President Enterprises Corp.	107,912	239,333
Total Taiwan		1,692,209
Thailand - 7.8%
Kasikornbank PCL	32,875	234,029
PTT PCL-NVDR	17,421	235,202
Siam Cement PCL (The) NVDR	15,444	229,361
Siam Commercial Bank PCL (The)	50,715	233,423
Total Thailand		932,015
United Arab Emirates - 5.9%
DP World, Ltd.	9,573	239,325
Emaar Properties PJSC	120,033	226,810
Emirates Telecommunications Group Co. PJSC	49,540	236,046
Total United Arab Emirates		702,181
Total Common Stocks (Cost: $10,644,029)		11,662,549

Preferred Stock - 2.0%
Chile - 2.0%
Sociedad Quimica y Minera de Chile SA Class B (Cost: $218,314)	3,901	231,835

Money Market Fund - 0.4%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.136%(b) (Cost: $47,863)	47,863	47,863
Total Investments (Cost: $10,910,206)		11,942,247(c)
Other Assets & Liabilities, Net		40,700
Net Assets		11,982,947

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

NVDR	Non-Voting Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3
	Quoted prices in active markets for identical assets ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Valuation Inputs
Common Stocks
Brazil	718,191	—	—	718,191
China	1,454,431	—	—	1,454,431
Hong Kong	477,417	—	—	477,417
India	1,395,182	—	—	1,395,182
Indonesia	975,865	—	—	975,865
Malaysia	954,217	—	—	954,217
Poland	227,997	—	—	227,997
Qatar	225,580	—	—	225,580
South Africa	1,218,213	—	—	1,218,213
South Korea	689,051	—	—	689,051
Taiwan	1,692,209	—	—	1,692,209
Thailand	932,015	—	—	932,015
United Arab Emirates	702,181	—	—	702,181
Total Common Stocks	11,662,549	—	—	11,662,549
Preferred Stocks
Chile	231,835	—	—	231,835
Total Preferred Stocks	231,835	—	—	231,835
Money Market Fund	47,863	—	—	47,863
Total Investments	11,942,247	—	—	11,942,247

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia Emerging Markets Consumer ETF

December 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.7%
Brazil - 12.4%
Ambev SA ADR	7,070,420	45,674,913
BRF SA ADR(a)	2,009,078	22,622,218
Kroton Educacional SA	4,413,226	24,480,226
Lojas Renner SA	2,224,030	23,795,130
Total Brazil		116,572,487
Chile - 3.4%
S.A.C.I. Falabella	3,203,659	31,955,845
China - 24.1%
China Mengniu Dairy Co., Ltd.	8,910,343	26,500,899
Ctrip.com International, Ltd. ADR(a)	803,886	35,451,372
Geely Automobile Holdings, Ltd.	10,664,446	36,970,116
Hengan International Group Co., Ltd.	2,361,600	26,207,105
JD.com, Inc. ADR(a)	1,214,695	50,312,667
New Oriental Education & Technology Group, Inc. ADR	328,237	30,854,278
Want Want China Holdings, Ltd.	24,825,369	20,800,809
Total China		227,097,246
India - 14.7%
Hindustan Unilever, Ltd.	1,624,172	34,806,685
ITC, Ltd.	7,408,506	30,555,626
Maruti Suzuki India, Ltd.	256,781	39,142,432
Tata Motors, Ltd. ADR(a)	1,027,395	33,975,952
Total India		138,480,695
Indonesia - 3.2%
PT Astra International Tbk	48,963,932	29,953,981
Malaysia - 2.0%
Genting Bhd	8,544,894	19,425,012
Mexico - 10.0%
Fomento Economico Mexicano SAB de CV Series UBD	4,127,623	39,017,856
Grupo Televisa SAB Series CPO	6,590,445	24,784,695
Wal-Mart de Mexico SAB de CV	12,522,984	30,844,221
Total Mexico		94,646,772
Philippines - 2.9%
SM Investments Corp.	1,368,719	27,144,067
Russia - 2.7%
Magnit PJSC GDR	929,311	25,416,656
South Africa - 15.6%
Naspers, Ltd. N Shares	347,523	96,874,141
Shoprite Holdings, Ltd.	1,426,935	25,494,649
Tiger Brands, Ltd.	654,600	24,322,779
Total South Africa		146,691,569
Thailand - 5.2%
CP ALL PCL	11,991,505	28,332,184
Thai Beverage PCL	29,961,744	20,626,163
Total Thailand		48,958,347
United States - 3.5%
Yum China Holdings, Inc.	835,698	33,444,634
Total Common Stocks (Cost: $768,902,383)		939,787,311

Money Market Fund - 0.2%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.136%(b) (Cost: $1,507,364)	1,507,364	1,507,364
Total Investments
(Cost: $770,409,747)		941,294,675(c)
Other Assets & Liabilities, Net		577,188
Net Assets		941,871,863

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
PJSC	Private Joint Stock Company

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3
	Quoted prices in active markets for identical assets ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Valuation Inputs
Common Stocks
Brazil	116,572,487	—	—	116,572,487
Chile	31,955,845	—	—	31,955,845
China	227,097,246	—	—	227,097,246
India	138,480,695	—	—	138,480,695
Indonesia	29,953,981	—	—	29,953,981
Malaysia	19,425,012	—	—	19,425,012
Mexico	94,646,772	—	—	94,646,772
Philippines	27,144,067	—	—	27,144,067
Russia	25,416,656	—	—	25,416,656
South Africa	146,691,569	—	—	146,691,569
Thailand	48,958,347	—	—	48,958,347
United States	33,444,634	—	—	33,444,634
Total Common Stocks	939,787,311	—	—	939,787,311
Money Market Fund	1,507,364	—	—	1,507,364
Total Investments	941,294,675	—	—	941,294,675

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Consumer ETF

December 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.8%
Consumer Discretionary - 59.3%
Aditya Birla Fashion and Retail, Ltd.(a)	1,317,112	3,558,591
Bajaj Auto, Ltd.	127,232	6,645,107
Bharat Forge, Ltd.	463,288	5,309,548
Bosch, Ltd.	16,066	5,075,864
Exide Industries, Ltd.	807,531	2,825,773
Hero MotoCorp, Ltd.	110,118	6,530,307
Mahindra & Mahindra, Ltd.	559,344	6,582,167
Maruti Suzuki India, Ltd.	61,268	9,339,392
Motherson Sumi Systems, Ltd.	1,495,977	8,888,791
MRF, Ltd.	4,780	5,418,773
Page Industries, Ltd.	6,995	2,799,156
Rajesh Exports, Ltd.	103,925	1,309,086
Sun TV Network, Ltd.	126,649	1,964,694
Tata Motors, Ltd.(a)	777,622	5,261,307
Titan Co., Ltd.	612,370	8,233,212
TVS Motor Co., Ltd.	347,414	4,194,931
Whirlpool of India, Ltd.	60,656	1,513,561
Zee Entertainment Enterprises, Ltd.	710,291	6,474,440
Total		91,924,700
Consumer Staples - 40.5%
Britannia Industries, Ltd.	113,075	8,342,775
Colgate-Palmolive India, Ltd.	254,851	4,392,090
Dabur India, Ltd.	1,077,629	5,904,146
Emami, Ltd.	120,012	2,501,116
GlaxoSmithKline Consumer Healthcare, Ltd.	22,151	2,268,979
Godrej Consumer Products, Ltd.	441,720	6,916,722
Hindustan Unilever, Ltd.	417,163	8,939,977
Marico, Ltd.	995,150	5,028,175
Nestle India, Ltd.	59,354	7,319,249
Procter & Gamble Hygiene & Health Care, Ltd.	18,226	2,682,979
United Breweries, Ltd.	126,044	2,130,766
United Spirits, Ltd.(a)	108,709	6,248,670
Total		62,675,644
Total Common Stocks (Cost: $104,696,562)		154,600,344

Money Market Fund - 0.2%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.136%(b) (Cost: $313,239)	313,239	313,239
Total Investments
(Cost: $105,009,801)		154,913,583(c)
Other Assets & Liabilities, Net		(64,583)
Net Assets		154,849,000

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3
	Quoted prices in active markets for identical assets ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Valuation Inputs
Common Stocks
Consumer Discretionary	91,924,700	—	—	91,924,700
Consumer Staples	62,675,644	—	—	62,675,644
Total Common Stocks	154,600,344	—	—	154,600,344
Money Market Fund	313,239	—	—	313,239
Total Investments	154,913,583	—	—	154,913,583

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Infrastructure ETF

December 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.9%
ENERGY - 3.6%
Petronet LNG, Ltd.	529,841	2,114,715
INDUSTRIALS - 35.5%
Adani Ports and Special Economic Zone, Ltd.	436,278	2,772,726
Amara Raja Batteries, Ltd.	55,846	735,135
Ashok Leyland, Ltd.	1,401,812	2,615,735
Bharat Heavy Electricals, Ltd.	989,966	1,434,677
Container Corp. of India, Ltd.	79,186	1,711,256
Cummins India, Ltd.	99,146	1,400,960
Eicher Motors, Ltd.	5,147	2,446,662
Havells India, Ltd.	150,228	1,323,814
Larsen & Toubro, Ltd.	143,261	2,824,146
NBCC India, Ltd.	159,463	616,841
Siemens, Ltd.	63,427	1,230,281
Voltas, Ltd.	164,487	1,690,291
Total		20,802,524
MATERIALS - 25.5%
Ambuja Cements, Ltd.	534,676	2,278,933
JSW Steel, Ltd.	639,305	2,702,354
Shree Cement, Ltd.	5,803	1,643,278
Tata Steel, Ltd.	256,210	2,939,927
UltraTech Cement, Ltd.	40,697	2,754,854
Vedanta, Ltd.	510,240	2,637,236
Total		14,956,582
REAL ESTATE - 2.3%
DLF, Ltd.	327,092	1,329,072
TELECOMMUNICATION SERVICES - 13.7%
Bharti Airtel, Ltd.	416,531	3,456,436
Bharti Infratel, Ltd.	405,011	2,403,320
Idea Cellular, Ltd.(a)	996,754	1,688,911
Tata Communications, Ltd.	46,527	496,815
Total		8,045,482
UTILITIES - 19.3%
CESC, Ltd.	87,619	1,438,639
GAIL India, Ltd.	442,718	3,465,654
Indraprastha Gas Ltd.	255,481	1,344,099
NTPC, Ltd.	1,002,060	2,778,812
Reliance Power, Ltd.(a)	493,697	388,677
Tata Power Co., Ltd. (The)	1,322,346	1,937,086
Total		11,352,967
Total Common Stocks (Cost: $41,422,884)		58,601,342

Money Market Fund - 0.2%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.136%(b) (Cost: $110,633)	110,633	110,633
Total Investments
(Cost: $41,533,517)		58,711,975(c)
Other Assets & Liabilities, Net		(37,904)
Net Assets		58,674,071

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3
	Quoted prices in active markets for identical assets ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Valuation Inputs
Common Stocks
Energy	2,114,715	—	—	2,114,715
Industrials	20,802,524	—	—	20,802,524
Materials	14,956,582	—	—	14,956,582
Real Estate	1,329,072	—	—	1,329,072
Telecommunication Services	8,045,482	—	—	8,045,482
Utilities	11,352,967	—	—	11,352,967
Total Common Stocks	58,601,342	—	—	58,601,342
Money Market Fund	110,633	—	—	110,633
Total Investments	58,711,975	—	—	58,711,975

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS (Consolidated)

Columbia India Small Cap ETF

December 31, 2017 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks - 99.9%
Consumer Discretionary - 21.1%
Bata India, Ltd.	62,521	732,003
Bombay Dyeing & Manufacturing Co., Ltd.	190,354	828,787
Ceat, Ltd.	16,464	503,212
Cox & Kings, Ltd.	86,156	367,153
Delta Corp., Ltd.	111,228	537,080
Indo Count Industries, Ltd.	86,752	168,468
Infibeam Incorporation Ltd.(a)	241,736	534,582
JK Tyre & Industries, Ltd.	180,951	418,588
Jubilant Foodworks, Ltd.	36,869	1,017,273
Kesoram Industries, Ltd.(a)	108,242	234,112
PC Jeweller, Ltd.	58,634	419,585
PVR, Ltd.	21,826	482,513
Raymond, Ltd.	37,494	621,175
TV18 Broadcast, Ltd.(a)	581,567	559,449
Total		7,423,980
Consumer Staples - 8.7%
Balrampur Chini Mills, Ltd.	137,135	284,465
Godfrey Phillips India, Ltd.	15,547	240,412
Kaveri Seed Co., Ltd.	27,481	235,791
Kwality, Ltd.	51,677	91,125
Tata Global Beverages, Ltd.	443,117	2,196,580
Total		3,048,373
Energy - 1.3%
Aban Offshore, Ltd.(a)	33,291	105,854
Chennai Petroleum Corp., Ltd.	52,139	350,112
Total		455,966
Financials - 15.9%
Allahabad Bank(a)	271,308	312,210
Andhra Bank(a)	282,409	257,289
Can Fin Homes Ltd.	49,424	366,145
Capital First, Ltd.	35,123	381,317
IFCI, Ltd.(a)	791,010	381,702
Karnataka Bank, Ltd. (The)	281,275	668,291
Karur Vysya Bank, Ltd. (The)	603,319	1,183,433
Manappuram Finance, Ltd.	460,431	890,168
Multi Commodity Exchange of India, Ltd.	38,362	547,865
Oriental Bank of Commerce(a)	154,222	291,639
Syndicate Bank(a)	262,205	329,258
Total		5,609,317
Health Care - 3.3%
Dr Lal PathLabs, Ltd.(b)	27,402	378,354
Granules India, Ltd.	102,153	219,982
Marksans Pharma, Ltd.	226,718	141,904
Wockhardt, Ltd.(a)	29,389	428,835
Total		1,169,075

Issuer	Shares	Value ($)

Common Stocks (continued)
Industrials - 27.1%
BEML, Ltd.	20,491	519,518
CG Power and Industrial Solutions, Ltd.(a)	432,108	628,250
Escorts, Ltd.	118,353	1,460,140
Force Motors, Ltd.	5,354	309,652
Gayatri Projects, Ltd.(a)	90,851	321,898
GMR Infrastructure, Ltd.(a)	2,477,265	871,327
Gujarat Pipavav Port, Ltd.	262,480	561,334
Hindustan Construction Co., Ltd.(a)	783,927	503,560
IRB Infrastructure Developers, Ltd.	160,141	597,134
Jain Irrigation Systems, Ltd.	327,217	644,668
Jet Airways India, Ltd.(a)	30,398	396,218
NCC, Ltd.	350,362	734,181
Reliance Naval and Engineering, Ltd.(a)	135,212	104,437
SpiceJet, Ltd.(a)	245,736	561,908
Suzlon Energy, Ltd.(a)	3,609,108	879,270
V-Guard Industries, Ltd.	121,369	463,589
Total		9,557,084
Information Technology - 9.5%
Hexaware Technologies, Ltd.	93,098	496,868
Intellect Design Arena, Ltd.(a)	78,460	202,519
Just Dial, Ltd.(a)	28,074	229,685
KPIT Technologies, Ltd.	130,931	370,777
Mindtree, Ltd.	92,312	885,698
NIIT Technologies, Ltd.	43,175	436,333
NIIT, Ltd.(a)	108,716	175,438
Tata Elxsi, Ltd.	36,693	561,741
Total		3,359,059
Materials - 6.4%
Advanced Enzyme Technologies, Ltd.	40,026	173,988
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	97,841	757,251
India Cements, Ltd. (The)	188,306	541,220
MOIL, Ltd.	98,139	372,860
Nilkamal, Ltd.	5,729	164,907
NOCIL, Ltd.	90,423	257,481
Total		2,267,707
Real Estate - 3.0%
Housing Development & Infrastructure, Ltd.(a)	290,364	298,200
Indiabulls Real Estate, Ltd.(a)	212,482	743,367
Total		1,041,567
Telecommunication Services - 1.7%
Reliance Communications, Ltd.(a)	1,073,542	608,022
Utilities - 1.9%
Mahanagar Gas, Ltd.	10,573	181,303
PTC India, Ltd.	260,987	485,358
Total		666,661
Total Common Stocks (Cost: $26,053,283)		35,206,811

Money Market Fund - 0.2%
Goldman Sachs Financial Square Funds — Treasury Instruments Fund, Institutional Shares, 1.136%(c) (Cost: $72,760)	72,760	72,760
Total Investments
(Cost: $26,126,043)		35,279,571(d)
Other Assets & Liabilities, Net		(23,336)
Net Assets		35,256,235

Notes to Consolidated Portfolio of Investments

(a)	Non-income producing security.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2017, the value of this security amounted to $378,354, or 1.07% of net assets.

(c)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Level 1	Level 2	Level 3
	Quoted prices in active markets for identical assets ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Valuation Inputs
Common Stocks
Consumer Discretionary	7,423,980	—	—	7,423,980
Consumer Staples	3,048,373	—	—	3,048,373
Energy	455,966	—	—	455,966
Financials	5,609,317	—	—	5,609,317
Health Care	1,169,075	—	—	1,169,075
Industrials	9,557,084	—	—	9,557,084
Information Technology	3,359,059	—	—	3,359,059
Materials	2,267,707	—	—	2,267,707
Real Estate	1,041,567	—	—	1,041,567
Telecommunication Services	608,022	—	—	608,022
Utilities	666,661	—	—	666,661
Total Common Stocks	35,206,811	—	—	35,206,811
Money Market Fund	72,760	—	—	72,760
Total Investments	35,279,571	—	—	35,279,571

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	2/20/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	2/20/2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	2/20/2018